UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02527

Deutsche DWS Money Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

January 31, 2024
Semiannual Report
to Shareholders
DWS Money Market Prime Series

Contents
4	Portfolio Summary
5	Investment Portfolio
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
28	Other Information
29	Information About Your Fund’s Expenses
31	Advisory Agreement Board Considerations and Fee Evaluation
35	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Money Market Prime Series

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Money Market Prime Series	|	3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	1/31/24	7/31/23
Commercial Paper	51%	48%
Repurchase Agreements	15%	12%
Variable Rate Demand Notes	12%	13%
Certificates of Deposit and Bank Notes	11%	16%
Time Deposits	8%	9%
Government & Agency Obligations	2%	1%
Variable Rate Demand Preferred Shares	1%	1%
	100%	100%

Weighted Average Maturity	1/31/24	7/31/23
DWS Money Market Prime Series	27 days	29 days
iMoneyNet Money Fund Average™ — First Tier Retail*	35 days	26 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: First
Tier Retail — Category includes retail funds that may invest in certificates of deposit, time deposits, bankers’ acceptances and other short term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and other banking institutions, commercial paper, floating and variable rate demand notes and bonds, and asset-backed securities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 35 for contact information.

4	|	DWS Money Market Prime Series

Investment Portfolioas of January 31, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.4%
Bank of America NA:
5.67%, 4/10/2024	7,500,000	7,500,000
5.71%, 3/25/2024	2,000,000	2,000,000
5.97%, 8/16/2024	5,000,000	5,000,000
Citibank NA, 5.63%, 2/28/2024	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank SA, 5.74%, 2/2/2024	5,000,000	4,999,999
HSBC Bank USA NA:
5.82%, 3/11/2024	5,000,000	5,000,000
5.97%, 8/14/2024	3,000,000	3,000,000
Kookmin Bank:
5.4%, 10/22/2024	3,000,000	3,000,000
SOFR + 0.55%, 5.86% (a), 7/22/2024	3,000,000	3,000,000
Nordea Bank ABP, SOFR + 0.37%, 5.68% (a), 3/15/2024	5,000,000	5,000,000
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.25%, 5.56% (a), 2/5/2024	10,000,000	10,000,000
Svenska Handelsbanken AB, SOFR + 0.55%, 5.86% (a), 3/5/2024	3,500,000	3,500,000
Toronto-Dominion Bank, 5.86%, 3/27/2024	3,000,000	3,000,000
Wells Fargo Bank NA:
SOFR + 0.56%, 5.87% (a), 10/25/2024	5,000,000	5,000,000
SOFR + 0.65%, 5.96% (a), 7/3/2024	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $66,999,999)		66,999,999
Commercial Paper 52.7%
Issued at Discount (b) 41.1%
Alinghi Funding Co. LLC:
144A, 5.799%, 5/14/2024	4,000,000	3,934,538
144A, 5.799%, 6/12/2024	5,000,000	4,895,133
Archer-Daniels-Midland Co., 144A, 5.576%, 2/26/2024	20,000,000	19,923,611
AT&T, Inc., 144A, 5.44%, 3/1/2024	15,000,000	14,934,267
Autobahn Funding Co. LLC, 144A, 5.394%, 2/1/2024	10,000,000	10,000,000
Barclays Capital, Inc., 5.799%, 2/7/2024	7,500,000	7,492,850
Barton Capital SA:
144A, 5.698%, 2/12/2024	3,000,000	2,994,848
144A, 5.708%, 2/23/2024	4,000,000	3,986,238
BASF SE, 144A, 5.404%, 2/2/2024	5,000,000	4,999,260
Berkshire Hathaway Energy Co., 144A, 5.668%, 2/13/2024	3,000,000	2,994,410
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	5

	Principal Amount ($)	Value ($)
BP Capital Markets PLC, 144A, 5.465%, 2/1/2024	23,000,000	23,000,000
Chesham Finance Ltd., 144A, 5.455%, 2/1/2024	2,635,000	2,635,000
Citigroup Global Markets, Inc., 144A, 5.617%, 3/7/2024	5,000,000	4,973,069
Concord Minutemen Capital Co. LLC, 144A, 5.576%, 3/11/2024	15,000,000	14,910,625
DBS Bank Ltd., 144A, 5.637%, 2/13/2024	5,000,000	4,990,733
Duke Energy Corp., 144A, 5.708%, 2/27/2024	4,325,000	4,307,414
Export Development Canada, 5.576%, 5/1/2024	2,500,000	2,465,625
HSBC USA, Inc., 144A, 5.526%, 4/26/2024	10,000,000	9,871,320
Kookmin Bank, 144A, 5.83%, 4/16/2024	7,500,000	7,410,156
LVMH Moet Hennessy Louis Vuitton SE, 144A, 5.637%, 3/21/2024	4,000,000	3,969,729
Macquarie Bank Ltd., 144A, 5.708%, 2/1/2024	5,000,000	5,000,000
MUFG Bank Ltd., 5.323%, 7/11/2024	9,000,000	8,788,688
National Bank of Canada, 144A, 5.678%, 3/25/2024	5,000,000	4,958,778
Oracle Corp.:
144A, 5.475%, 3/11/2024	8,000,000	7,953,200
144A, 5.495%, 4/23/2024	7,500,000	7,407,408
144A, 5.576%, 4/22/2024	2,450,000	2,419,681
Oversea-Chinese Banking Corp. Ltd., 144A, 5.637%, 3/6/2024	5,000,000	4,973,745
Pfizer, Inc., 144A, 5.424%, 2/2/2024	5,000,000	4,999,257
Pricoa Short Term Funding LLC, 144A, 5.678%, 7/16/2024	5,000,000	4,870,889
Standard Chartered Bank:
144A, 5.201%, 2/5/2024	580,000	579,669
144A, 5.739%, 3/25/2024	2,000,000	1,983,334
144A, 5.739%, 4/2/2024	4,000,000	3,961,638
VW Credit, Inc.:
144A, 5.627%, 3/12/2024	5,000,000	4,969,167
144A, 5.647%, 3/11/2024	2,793,000	2,776,147
144A, 5.698%, 3/18/2024	10,000,000	9,928,189
144A, 5.86%, 2/7/2024	5,000,000	4,995,183
Westpac Banking Corp., 144A, 5.374%, 6/18/2024	6,230,000	6,103,427
		241,357,226
Issued at Par 11.6%
ANZ New Zealand International Ltd., 144A, SOFR + 0.260%, 5.57% (a), 2/20/2024	7,000,000	7,000,000
BNZ International Funding Ltd., 144A, SOFR + 0.4%, 5.72% (a), 4/17/2024	5,000,000	5,000,000
Commonwealth Bank of Australia, 144A, SOFR + 0.55%, 5.86% (a), 10/10/2024	5,000,000	5,000,000
Concord Minutemen Capital Co. LLC, 144A, 5.53%, 4/8/2024	5,000,000	5,000,000
The accompanying notes are an integral part of the financial statements.

6	|	DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Great Bear Funding LLC, 5.67%, 5/31/2024	7,500,000	7,500,000
Idaho Housing & Finance Association, 5.62%, 2/7/2024	15,000,000	15,000,000
ING U.S. Funding LLC, 144A, SOFR + 0.36%, 5.67% (a), 2/16/2024	5,000,000	5,000,234
National Australia Bank Ltd.:
144A, SOFR + 0.25%, 5.56% (a), 3/5/2024	7,500,000	7,500,067
144A, SOFR + 0.33%, 5.64% (a), 3/12/2024	5,000,000	5,000,000
Royal Bank of Canada, 144A, 5.67%, 1/9/2025	1,000,000	1,000,000
Swedbank AB, SOFR + 0.38%, 5.69% (a), 4/8/2024	5,000,000	5,000,000
		68,000,301
Total Commercial Paper (Cost $309,357,527)		309,357,527
Variable Rate Demand Notes (c) 12.2%
Alaska, State Housing Finance Corp., Series B, 5.39%, 2/7/2024	7,635,000	7,635,000
California, University of California Revenue, Series Z-2, 5.37%, 2/7/2024	14,250,000	14,250,000
Colorado, State Housing & Finance Authority:
“II” , Series C2, 5.35%, 2/7/2024, SPA: Federal Home Loan Bank	1,250,000	1,250,000
Series M-2, 5.37%, 2/7/2024, SPA: Barclays Bank PLC	2,935,000	2,935,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, “I” , Series C, 5.35%, 2/7/2024, SPA: Federal Home Loan Bank	9,050,000	9,050,000
Issaquah Gateway SR Development LLC, Series A, 5.46%, 2/7/2024	11,000,000	11,000,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 2.95%, 2/1/2024, LOC: PNC Bank NA	4,000,000	4,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.7%, 2/7/2024	1,550,000	1,550,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 5.28%, 2/1/2024	8,700,000	8,700,000
New York, Triborough Bridge & Tunnel Authority Revenue, Series B, 3.15%, 2/1/2024	2,845,000	2,845,000
Taxable Municipal Funding Trust, Series 2018-4, 144A, AMT, 5.45%, 2/7/2024, INS: AGMC	1,225,000	1,225,000
Texas, University of Texas Revenue, Financing System, Series G2, 5.32%, 2/7/2024, LIQ: University of Texas Investment Management Co.	7,000,000	7,000,000
Total Variable Rate Demand Notes (Cost $71,440,000)		71,440,000
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	7

	Principal Amount ($)	Value ($)
Government & Agency Obligations 2.2%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.055% (b), 11/29/2024	5,000,000	4,790,865
5.409% (b), 3/5/2024	3,000,000	2,985,329
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.22% (a), 4/30/2024	5,000,000	4,998,273
Total Government & Agency Obligations (Cost $12,774,467)		12,774,467
Variable Rate Demand Preferred Shares 0.7%
Invesco Senior Income Trust, 144A, Series W-7, 5.5%(c), 2/7/2024 (Cost $4,000,000)	4,000,000	4,000,000
Time Deposits 8.2%
Canada Imperial Bank of Commerce, 5.31%, 2/1/2024	23,000,000	23,000,000
Mizuho Bank Ltd., 5.32%, 2/1/2024	25,000,000	25,000,000
Total Time Deposits (Cost $48,000,000)		48,000,000
Repurchase Agreements 15.0%
Barclays Bank PLC, 5.31%, dated 1/31/2024, to be repurchased at $31,504,646 on 2/1/2024 (d)	31,500,000	31,500,000
BNP Paribas:
5.31%, dated 1/31/2024, to be repurchased at $11,501,696 on 2/1/2024 (e)	11,500,000	11,500,000
5.32%, dated 1/31/2024, to be repurchased at $2,300,340 on 2/1/2024 (f)	2,300,000	2,300,000
5.39%, dated 1/31/2024, to be repurchased at $20,002,994 on 2/1/2024 (g)	20,000,000	20,000,000
Royal Bank of Canada:
5.31%, dated 1/31/2024, to be repurchased at $1,000,148 on 2/1/2024 (h)	1,000,000	1,000,000
5.32%, dated 1/31/2024, to be repurchased at $6,000,887 on 2/1/2024 (i)	6,000,000	6,000,000
Wells Fargo Bank, 5.32%, dated 1/31/2024, to be repurchased at $15,717,322 on 2/1/2024 (j)	15,715,000	15,715,000
Total Repurchase Agreements (Cost $88,015,000)		88,015,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Money Market Prime Series

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $600,586,993)	102.4	600,586,993
Other Assets and Liabilities, Net	(2.4)	(14,063,121)
Net Assets	100.0	586,523,872

(a)	Floating rate security. These securities are shown at their current rate as of January 31, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of January 31,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,282,100	U.S. Treasury Notes	5.0	9/30/2025	32,130,010

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,881,000	U.S. Treasury Bonds	3.625	2/15/2044	11,729,418
500	U.S. Treasury Inflation-Indexed Notes	0.375	1/15/2027	607
Total Collateral Value				11,730,025

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,345,900	U.S. Treasury Notes	3.875	4/30/2025	2,346,036

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,378,378	Federal Home Loan Mortgage Corp.	3.78	1/25/2032	5,172,193
9,252,826	Asset-Backed Securities	0.64–7.535	12/12/2024–1/15/2040	8,442,200
7,307,025	Corporate Bonds	1.65–8.375	3/8/2024–1/1/2999	7,054,941
Total Collateral Value				20,669,334
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	9

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,020,800	U.S. Treasury Bills	Zero Coupon	2/6/2024	1,020,058

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
907,250	Federal Home Loan Mortgage Corp.	3.0–6.5	5/1/2040–5/1/2053	965,994
45,474	Federal National Mortgage Association	3.0–7.0	9/1/2048–12/1/2053	47,695
42,405	Government National Mortgage Association	2.0–6.0	1/20/2041–1/20/2054	38,975
6,852,700	U.S. Treasury Bonds	1.375–3.25	11/15/2040–11/15/2050	4,748,620
325,600	U.S. Treasury Notes	3.0	7/15/2025	319,505
400	U.S. Treasury STRIPS	Zero Coupon	8/15/2046–8/15/2050	137
Total Collateral Value				6,120,926

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,736,015	Federal Home Loan Mortgage Corp.	2.0–6.5	9/1/2028–1/1/2054	16,029,300

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

10	|	DWS Money Market Prime Series

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$512,571,993	$—	$512,571,993
Repurchase Agreements	—	88,015,000	—	88,015,000
Total	$—	$600,586,993	$—	$600,586,993

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	11

Statement of Assets and Liabilities
as of January 31, 2024 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$512,571,993
Repurchase agreements, valued at amortized cost	88,015,000
Cash	86,403
Receivable for investments sold	50,000
Receivable for Fund shares sold	904,513
Interest receivable	1,774,713
Other assets	46,273
Total assets	603,448,895
Liabilities
Payable for investments purchased	14,934,267
Payable for Fund shares redeemed	1,092,273
Distributions payable	477,485
Accrued management fee	145,656
Accrued Trustees' fees	5,435
Other accrued expenses and payables	269,907
Total liabilities	16,925,023
Net assets, at value	$586,523,872
Net Assets Consist of
Distributable earnings (loss)	(463,168)
Paid-in capital	586,987,040
Net assets, at value	$586,523,872
Net Asset Value
DWS Cash Investment Trust Class A
Net Asset Value, offering and redemption price per share ($34,989,565 ÷ 34,952,910 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class C
Net Asset Value, offering and redemption price per share ($5,238,119 ÷ 5,232,632 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class S
Net Asset Value, offering and redemption price per share ($151,418,763 ÷ 151,259,155 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Money Market Fund
Net Asset Value, offering and redemption price per share ($394,877,425 ÷ 394,464,557 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

12	|	DWS Money Market Prime Series

Statement of Operations
for the six months ended January 31, 2024 (Unaudited)

Investment Income
Income:
Interest	$16,133,021
Expenses:
Management fee	924,427
Administration fee	282,241
Services to shareholders	400,696
Distribution and service fees	63,768
Custodian fee	3,024
Professional fees	31,092
Reports to shareholders	43,066
Registration fees	37,146
Trustees' fees and expenses	12,954
Other	25,230
Total expenses before expense reductions	1,823,644
Expense reductions	(96,313)
Total expenses after expense reductions	1,727,331
Net investment income	14,405,690
Net realized gain (loss) from investments	376
Net increase (decrease) in net assets resulting from operations	$14,406,066
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	13

Statements of Changes in Net Assets
	Six Months Ended January 31, 2024	Year Ended July 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$14,405,690	$21,608,305
Net realized gain (loss)	376	1,328
Net increase (decrease) in net assets resulting from operations	14,406,066	21,609,633
Distributions to shareholders:
DWS Cash Investment Trust Class A	(816,307)	(1,229,271)
DWS Cash Investment Trust Class C	(81,015)	(99,564)
DWS Cash Investment Trust Class S	(3,762,727)	(5,802,043)
DWS Money Market Fund	(9,745,641)	(14,842,864)
Total distributions	(14,405,690)	(21,973,742)
Fund share transactions:
Proceeds from shares sold	88,206,263	162,363,078
Reinvestment of distributions	14,020,735	21,101,390
Payments for shares redeemed	(98,246,700)	(202,959,656)
Net increase (decrease) in net assets from Fund share transactions	3,980,298	(19,495,188)
Increase (decrease) in net assets	3,980,674	(19,859,297)
Net assets at beginning of period	582,543,198	602,402,495
Net assets at end of period	$586,523,872	$582,543,198

The accompanying notes are an integral part of the financial statements.

14	|	DWS Money Market Prime Series

Financial Highlights
DWS Money Market Prime Series — DWS Cash Investment Trust Class A
	Six Months Ended 1/31/24	Years Ended July 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.024	.034	.001	.000 *	.008	.017
Net realized gain (loss)	.000 *	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.024	.034	.001	.000 *	.008	.017
Less distributions from:
Net investment income	(.024 )	(.035 )	(.001 )	(.000 )*	(.009 )	(.017 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	2.39 **	3.54	.10 [a]	.01 [a]	.90 [a]	1.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	36	37	36	38	31
Ratio of expenses before expense reductions (%)	.85 ***	.84	.83	.82	.82	.82
Ratio of expenses after expense reductions (%)	.85 ***	.84	.36	.24	.75	.82
Ratio of net investment income (%)	4.70 ***	3.40	.11	.01	.78	1.69

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	15

DWS Money Market Prime Series — DWS Cash Investment Trust Class C
	Six Months Ended 1/31/24	Years Ended July 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.020	.026	.000 *	.000 *	.003	.010
Net realized gain (loss)	.000 *	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.020	.026	.000 *	.000 *	.003	.010
Less distributions from:
Net investment income	(.020 )	(.027 )	(.000 )*	(.000 )*	(.004 )	(.010 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	2.02 **	2.78	.02 [a]	.01 [a]	.39 [a]	.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	4	5	8	8
Ratio of expenses before expense reductions (%)	1.57 ***	1.57	1.56	1.53	1.54	1.54
Ratio of expenses after expense reductions (%)	1.57 ***	1.57	.44	.25	1.24	1.54
Ratio of net investment income (%)	3.97 ***	2.62	.02	.01	.33	.93

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Money Market Prime Series

DWS Money Market Prime Series — DWS Cash Investment Trust Class S
	Six Months Ended 1/31/24	Years Ended July 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.025	.037	.002	.000 *	.010	.020
Net realized gain (loss)	.000 *	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.025	.037	.002	.000 *	.010	.020
Less distributions from:
Net investment income	(.025 )	(.038 )	(.002 )	(.000 )*	(.011 )	(.020 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.53 **	3.82	.17	.01	1.11	1.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	151	151	157	168	177	179
Ratio of expenses before expense reductions (%)	.64 ***	.63	.62	.60	.59	.59
Ratio of expenses after expense reductions (%)	.57 ***	.57	.29	.24	.55	.57
Ratio of net investment income (%)	4.97 ***	3.67	.17	.01	1.05	1.95

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	17

DWS Money Market Prime Series — DWS Money Market Fund
	Six Months Ended 1/31/24	Years Ended July 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.025	.037	.002	.000 *	.010	.020
Net realized gain (loss)	.000 *	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.025	.037	.002	.000 *	.010	.020
Less distributions from:
Net investment income	(.025 )	(.038 )	(.002 )	(.000 )*	(.011 )	(.020 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	2.53 a**	3.82 [a]	.17 [a]	.01 [a]	1.11 [a]	1.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	395	390	403	429	475	488
Ratio of expenses before expense reductions (%)	.59 ***	.59	.58	.56	.56	.55
Ratio of expenses after expense reductions (%)	.57 ***	.57	.29	.24	.55	.55
Ratio of net investment income (%)	4.97 ***	3.68	.16	.01	1.05	1.96

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS Money Market Prime Series

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Money Market Prime Series (the “Fund” ) is a diversified series of Deutsche DWS Money Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund seeks to qualify as a retail money market fund and may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The Fund offers multiple classes of shares which provide investors with different purchase options: DWS Cash Investment Trust Class A shares are not subject to an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another DWS Fund. DWS Cash Investment Trust Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. DWS Money Market Fund and DWS Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. DWS Cash Investment Trust Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Money Market Prime Series	|	19

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of January 31, 2024, the Fund held repurchase agreements with a gross value of $88,015,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which

20	|	DWS Money Market Prime Series

are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At July 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $97,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At January 31, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $600,586,993.
The Fund has reviewed the tax positions for the open tax years as of July 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and

DWS Money Market Prime Series	|	21

restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $215 million of the Fund’s average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%
Accordingly, for the six months ended January 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.318% of the Fund’s average daily net assets.
For the period from August 1, 2023 through September 30, 2024 (through November 30, 2024 for DWS Cash Investment Trust Class S and DWS Money Market Fund), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
DWS Cash Investment Trust Class A	.85%
DWS Cash Investment Trust Class C	1.60%
DWS Cash Investment Trust Class S	.57%
DWS Money Market Fund	.57%
For the six months ended January 31, 2024, fees waived and/or expenses reimbursed for certain classes are as follows:
DWS Cash Investment Trust Class S	$49,990
DWS Money Market Fund	46,323
$96,313
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

22	|	DWS Money Market Prime Series

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2024, the Administration Fee was $282,241, of which $47,978 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at January 31, 2024
DWS Cash Investment Trust Class A	$14,476	$4,885
DWS Cash Investment Trust Class C	1,374	352
DWS Cash Investment Trust Class S	100,760	33,766
DWS Money Market Fund	178,835	61,295
	$295,445	$100,298
In addition, for the six months ended January 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Cash Investment Trust Class A	$2,599
DWS Cash Investment Trust Class C	60
DWS Cash Investment Trust Class S	1,694
DWS Money Market Fund	3,342
$7,695
Distribution and Service Fees. Under the Fund’s DWS Cash Investment Trust Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of DWS Cash Investment Trust Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various

DWS Money Market Prime Series	|	23

rates for sales of DWS Cash Investment Trust Class C shares. For the six months ended January 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at January 31, 2024
DWS Cash Investment Trust Class C	$15,306	$2,556
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to DWS Cash Investment Trust Class A and DWS Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at January 31, 2024	Annualized Rate
DWS Cash Investment Trust Class A	$43,360	$7,219.25%
DWS Cash Investment Trust Class C	5,102	852.25%
	$48,462	$8,071
Contingent Deferred Sales Charge. DDI receives any contingent deferred sales charge (“CDSC” ) from DWS Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for DWS Cash Investment Trust Class C. For the six months ended January 31, 2024, there was no CDSC charges for DWS Cash Investment Trust Class C. A deferred sales charge of up to 0.85% is assessed on certain redemptions of DWS Cash Investment Trust Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended January 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $835, of which $195 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended January 31, 2024, the Fund engaged in securities purchases of $74,350,000 and securities sales of $75,210,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.

24	|	DWS Money Market Prime Series

C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended January 31, 2024		Year Ended July 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Cash Investment Trust Class A	7,672,278	$7,672,278	9,299,143	$9,299,143
DWS Cash Investment Trust Class C	2,482,647	2,482,646	1,770,953	1,770,953
DWS Cash Investment Trust Class S	22,319,726	22,319,726	35,705,675	35,705,675
DWS Money Market Fund	55,665,341	55,665,341	115,513,477	115,513,477
Account maintenance fees	—	66,272	—	73,830
		$88,206,263		$162,363,078
Shares issued to shareholders in reinvestment of distributions
DWS Cash Investment Trust Class A	804,316	$804,316	1,200,095	$1,200,095
DWS Cash Investment Trust Class C	78,244	78,244	95,578	95,578
DWS Cash Investment Trust Class S	3,677,818	3,677,818	5,566,700	5,566,700
DWS Money Market Fund	9,460,357	9,460,357	14,239,017	14,239,017
		$14,020,735		$21,101,390

DWS Money Market Prime Series	|	25

	Six Months Ended January 31, 2024		Year Ended July 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Cash Investment Trust Class A	(9,822,593)	$(9,822,593)	(11,324,389)	$(11,324,389)
DWS Cash Investment Trust Class C	(1,866,549)	(1,866,549)	(1,693,261)	(1,693,261)
DWS Cash Investment Trust Class S	(26,012,546)	(26,012,546)	(47,136,026)	(47,136,026)
DWS Money Market Fund	(60,545,012)	(60,545,012)	(142,805,980)	(142,805,980)
		$(98,246,700)		$(202,959,656)
Net increase (decrease)
DWS Cash Investment Trust Class A	(1,345,999)	$(1,345,999)	(825,151)	$(825,151)
DWS Cash Investment Trust Class C	694,342	694,341	173,270	173,270
DWS Cash Investment Trust Class S	(15,002)	(15,002)	(5,863,651)	(5,863,651)
DWS Money Market Fund	4,580,686	4,580,686	(13,053,486)	(13,053,486)
Account maintenance fees	—	66,272	—	73,830
		$3,980,298		$(19,495,188)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the U.S. Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair

26	|	DWS Money Market Prime Series

the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

DWS Money Market Prime Series	|	27

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

28	|	DWS Money Market Prime Series

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for DWS Cash Investment Trust Class S shares and DWS Money Market Fund shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2023 to January 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for these shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Money Market Prime Series	|	29

Expenses and Value of a $1,000 Investment
for the six months ended January 31, 2024 (Unaudited)

Actual Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/24	$1,023.87	$1,020.15	$1,025.30	$1,025.30
Expenses Paid per $1,000*	$4.32	$7.97	$2.90	$2.90
Hypothetical 5% Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/24	$1,020.86	$1,017.24	$1,022.27	$1,022.27
Expenses Paid per $1,000*	$4.32	$7.96	$2.90	$2.90

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
DWS Money Market Prime Series	.85%	1.57%	.57%	.57%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

30	|	DWS Money Market Prime Series

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Money Market Prime Series' (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Money Market Prime Series	|	31

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Cash Investment Trust Class A shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

32	|	DWS Money Market Prime Series

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Cash Investment Trust Class A shares (4th quartile), DWS Cash Investment Trust Class S shares (4th quartile), DWS Money Market Fund shares (4th quartile) and DWS Cash Investment Trust Class C shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

DWS Money Market Prime Series	|	33

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

34	|	DWS Money Market Prime Series

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within DWS Cash Investment Trust Class A, DWS Cash
Investment Trust Class C and DWS Cash Investment Trust Class S
also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public
availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Money Market Prime Series	|	35

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Money Market Fund	KMMXX	25159J104	6
DWS Cash Investment Trust Class A	DOAXX	25159J203	421
DWS Cash Investment Trust Class C	DOCXX	25159J401	721
DWS Cash Investment Trust Class S	DOSXX	25159J500	2021

36	|	DWS Money Market Prime Series

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DMMF-3
(R-026260-14 3/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of Deutsche DWS Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	3/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	3/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	3/28/2024